BANK LOANS (Details Narrative) - USD ($)	Jan. 10, 2020	Jan. 10, 2017	Nov. 03, 2015	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Apr. 10, 2020	Jan. 01, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount						$ 250,000
Current liabilities				$ 243,997		$ 282,369
NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate percentage									2.00%
Current liabilities				$ 43,768,371	$ 21,846,261		$ 4,425,511
NATURALSHRIMP INCORPORATED [Member] | Short Term Note Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument maturity date			Jul. 18, 2018
Short term note payable							3,124
Promissory note outstanding amount			$ 25,298
Debt instrument interest rate percentage			8.00%
NATURALSHRIMP INCORPORATED [Member] | Community National Bank [Member] | Short Term Note Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument maturity date			Dec. 15, 2017
Short term note payable			$ 50,000
Paycheck Protection Program [Member] | NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount								$ 103,200
Promissory Note [Member] | NATURALSHRIMP INCORPORATED [Member] | Community National Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable							214,452
Current liabilities							$ 8,725
Promissory Note [Member] | NATURALSHRIMP INCORPORATED [Member] | Community National Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable		$ 245,000
Interest rate percentage		5.00%
Debt instrument maturity date	Feb. 01, 2037	Jan. 10, 2020
Debt instrument, face amount	$ 222,736
Debt instrument periodic payment	$ 1,730
Debt instrument description	The loan has an initial yearly rate of interest of 5.75%, which may change beginning on February 1, 2023 and each 36 months thereafter, to the Wall Street Journal Prime Rate plus 1%, but never below 4.25%. The monthly payments may change on the same dates as the interest changes.